Distribution Date:	03/15/24	COMM 2014-CCRE18 Mortgage Trust
Determination Date:	03/11/24
Next Distribution Date:	04/17/24
Record Date:	02/29/24	Commercial Mortgage Pass-Through Certificates
Series 2014 CCRE18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Additional Information	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Controlling Class	RREF II CMBS AIV, L.P.
Specially Serviced Loan Detail - Part 2	23	Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12632QAS2	1.442000%	47,076,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12632QAT0	2.924000%	139,682,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12632QAU7	3.452000%	53,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12632QAV5	3.528000%	20,350,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12632QAW3	3.550000%	195,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12632QAX1	3.828000%	241,730,000.00	241,073,650.33	53,241,436.57	769,024.94	0.00	0.00	54,010,461.51	187,832,213.76	59.21%	30.00%
A-M	12632QAZ6	4.103000%	61,026,000.00	61,026,000.00	0.00	208,658.07	0.00	0.00	208,658.07	61,026,000.00	45.95%	23.88%
B	12632QBA0	4.456000%	58,535,000.00	58,535,000.00	0.00	217,359.97	0.00	0.00	217,359.97	58,535,000.00	33.24%	18.00%
C	12632QBC6	4.758318%	46,080,000.00	46,080,000.00	0.00	182,719.41	0.00	0.00	182,719.41	46,080,000.00	23.23%	13.38%
D	12632QAE3	4.758318%	53,554,000.00	53,554,000.00	0.00	212,355.80	0.00	0.00	212,355.80	53,554,000.00	11.60%	8.00%
E	12632QAG8	3.600000%	26,153,000.00	26,153,000.00	0.00	78,459.00	0.00	0.00	78,459.00	26,153,000.00	5.92%	5.38%
F*	12632QAJ2	3.600000%	23,664,000.00	23,664,000.00	0.00	70,492.60	0.00	0.00	70,492.60	23,664,000.00	0.78%	3.00%
G	12632QAL7	3.600000%	29,890,247.00	3,605,076.24	0.00	0.00	0.00	0.00	0.00	3,605,076.24	0.00%	0.00%
R	12632QAN3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12632QAQ6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			996,340,249.00	513,690,726.57	53,241,436.57	1,739,069.79	0.00	0.00	54,980,506.36	460,449,290.00

X-A	12632QAY9	0.874766%	758,464,000.00	302,099,650.33	0.00	220,222.15	0.00	0.00	220,222.15	248,858,213.76
X-B	12632QAA1	0.111881%	158,169,000.00	158,169,000.00	0.00	14,746.82	0.00	0.00	14,746.82	158,169,000.00
X-C	12632QAC7	1.158318%	79,707,247.00	53,422,076.24	0.00	51,566.46	0.00	0.00	51,566.46	53,422,076.24
Notional SubTotal			996,340,247.00	513,690,726.57	0.00	286,535.43	0.00	0.00	286,535.43	460,449,290.00

Deal Distribution Total					53,241,436.57	2,025,605.22	0.00	0.00	55,267,041.79

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12632QAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12632QAT0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12632QAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12632QAV5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12632QAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12632QAX1	997.28478191	220.25167158	3.18133844	0.00000000	0.00000000	0.00000000	0.00000000	223.43301001	777.03311033
A-M	12632QAZ6	1,000.00000000	0.00000000	3.41916675	0.00000000	0.00000000	0.00000000	0.00000000	3.41916675	1,000.00000000
B	12632QBA0	1,000.00000000	0.00000000	3.71333339	0.00000000	0.00000000	0.00000000	0.00000000	3.71333339	1,000.00000000
C	12632QBC6	1,000.00000000	0.00000000	3.96526497	0.00000000	0.00000000	0.00000000	0.00000000	3.96526497	1,000.00000000
D	12632QAE3	1,000.00000000	0.00000000	3.96526497	0.00000000	0.00000000	0.00000000	0.00000000	3.96526497	1,000.00000000
E	12632QAG8	1,000.00000000	0.00000000	3.00000000	0.00000000	0.00000000	0.00000000	0.00000000	3.00000000	1,000.00000000
F	12632QAJ2	1,000.00000000	0.00000000	2.97889621	0.02110379	0.02110379	0.00000000	0.00000000	2.97889621	1,000.00000000
G	12632QAL7	120.61045330	0.00000000	0.00000000	0.36183140	37.45042087	0.00000000	0.00000000	0.00000000	120.61045330
R	12632QAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12632QAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12632QAY9	398.30453434	0.00000000	0.29035281	0.00000000	0.00000000	0.00000000	0.00000000	0.29035281	328.10814193
X-B	12632QAA1	1,000.00000000	0.00000000	0.09323458	0.00000000	0.00000000	0.00000000	0.00000000	0.09323458	1,000.00000000
X-C	12632QAC7	670.22859590	0.00000000	0.64694820	0.00000000	0.00000000	0.00000000	0.00000000	0.64694820	670.22859590

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	02/01/24 - 02/29/24	30	0.00	769,024.94	0.00	769,024.94	0.00	0.00	0.00	769,024.94	0.00
A-M	02/01/24 - 02/29/24	30	0.00	208,658.07	0.00	208,658.07	0.00	0.00	0.00	208,658.07	0.00
B	02/01/24 - 02/29/24	30	0.00	217,359.97	0.00	217,359.97	0.00	0.00	0.00	217,359.97	0.00
C	02/01/24 - 02/29/24	30	0.00	182,719.41	0.00	182,719.41	0.00	0.00	0.00	182,719.41	0.00
D	02/01/24 - 02/29/24	30	0.00	212,355.80	0.00	212,355.80	0.00	0.00	0.00	212,355.80	0.00
E	02/01/24 - 02/29/24	30	0.00	78,459.00	0.00	78,459.00	0.00	0.00	0.00	78,459.00	0.00
F	02/01/24 - 02/29/24	30	0.00	70,992.00	0.00	70,992.00	499.40	0.00	0.00	70,492.60	499.40
G	02/01/24 - 02/29/24	30	1,108,587.10	10,815.23	0.00	10,815.23	10,815.23	0.00	0.00	0.00	1,119,402.33
X-A	02/01/24 - 02/29/24	30	0.00	220,222.15	0.00	220,222.15	0.00	0.00	0.00	220,222.15	0.00
X-B	02/01/24 - 02/29/24	30	0.00	14,746.82	0.00	14,746.82	0.00	0.00	0.00	14,746.82	0.00
X-C	02/01/24 - 02/29/24	30	0.00	51,566.46	0.00	51,566.46	0.00	0.00	0.00	51,566.46	0.00
Totals			1,108,587.10	2,036,919.85	0.00	2,036,919.85	11,314.63	0.00	0.00	2,025,605.22	1,119,901.73

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12632QAZ6	4.103000%	61,026,000.00	61,026,000.00	0.00	208,658.07	0.00	0.00	208,658.07	61,026,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12632QBA0	4.456000%	58,535,000.00	58,535,000.00	0.00	217,359.97	0.00	0.00	217,359.97	58,535,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12632QBC6	4.758318%	46,080,000.00	46,080,000.00	0.00	182,719.41	0.00	0.00	182,719.41	46,080,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			165,641,000.03	165,641,000.00	0.00	608,737.45	0.00	0.00	608,737.45	165,641,000.00

Exchangeable Certificate Details
PEZ	12632QBB8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
		Excess Liquidation Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	55,267,041.79	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,972,375.86	Master Servicing Fee	7,054.92
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,862.13
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	206.90
ARD Interest	0.00	Operating Advisor Fee	469.49
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	1,901.28
Extension Interest	0.00
Interest Reserve Withdrawal	76,038.73
Total Interest Collected	2,048,414.59	Total Fees	11,494.72

Principal		Expenses/Reimbursements
Scheduled Principal	926,850.67	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	52,314,585.90	Special Servicing Fees (Monthly)	8,007.12
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,307.51
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	53,241,436.57	Total Expenses/Reimbursements	11,314.63

		Interest Reserve Deposit	0.00
		Gain on Sale / Excess Liquidation Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,025,605.22
Borrower Option Extension Fees	0.00	Principal Distribution	53,241,436.57
Gain on Sale / Excess Liquidation Proceeds	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	55,267,041.79
Total Funds Collected	55,289,851.16	Total Funds Distributed	55,289,851.14

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	513,690,726.57	513,690,726.57	Beginning Certificate Balance	513,690,726.57
(-) Scheduled Principal Collections	926,850.67	926,850.67	(-) Principal Distributions	53,241,436.57
(-) Unscheduled Principal Collections	52,314,585.90	52,314,585.90	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	460,449,290.00	460,449,290.00	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	513,752,659.98	513,752,659.98	Ending Certificate Balance	460,449,290.00
Ending Actual Collateral Balance	460,562,619.69	460,562,619.69

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.76%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	82,028,061.63	17.81%	3	5.0325	NAP	Defeased	8	82,028,061.63	17.81%	3	5.0325	NAP
	7,499,999 or less	10	50,197,632.32	10.90%	3	4.8706	1.659089	1.29 or less	5	61,597,638.92	13.38%	3	4.8454	0.873208
7,500,000 to 14,999,999		4	39,948,623.38	8.68%	3	4.8513	1.706386	1.30 to 1.39	1	18,809,170.38	4.08%	4	4.5485	1.390000
15,000,000 to 24,999,999		2	36,118,310.70	7.84%	4	4.6642	1.428339	1.40 to 1.49	1	17,309,140.32	3.76%	4	4.7900	1.470000
25,000,000 to 49,999,999		2	62,364,003.38	13.54%	3	4.9736	1.043557	1.50 to 1.59	4	47,571,751.95	10.33%	3	5.1168	1.536668
50,000,000 to 74,999,999		1	54,792,658.59	11.90%	2	4.7500	2.070000	1.60 to 1.99	6	171,972,625.59	37.35%	2	4.5721	1.773483
	75,000,000 or greater	1	135,000,000.00	29.32%	2	4.5280	1.740000	2.00 or greater	3	61,160,901.21	13.28%	2	4.7719	2.174121
	Totals	28	460,449,290.00	100.00%	3	4.7807	1.599823	Totals	28	460,449,290.00	100.00%	3	4.7807	1.599823
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	82,028,061.63	17.81%	3	5.0325	NAP
							Defeased	9	82,028,061.63	17.81%	3	5.0325	NAP
Alabama	2	34,175,356.17	7.42%	3	5.2969	1.534780
							Industrial	1	17,309,140.32	3.76%	4	4.7900	1.470000
California	4	37,863,245.86	8.22%	3	4.8082	1.602226
							Lodging	1	30,091,094.08	6.54%	3	5.3100	1.530000
Florida	2	7,720,973.96	1.68%	3	5.0433	2.592921
							Mobile Home Park	2	19,122,401.79	4.15%	3	4.6942	1.898138
Georgia	1	6,174,855.77	1.34%	3	4.8300	1.590000
							Multi-Family	3	13,589,782.63	2.95%	3	4.7209	2.235704
Illinois	1	18,809,170.38	4.08%	4	4.5485	1.390000
							Office	3	91,602,489.78	19.89%	2	4.7406	1.536687
Michigan	1	54,792,658.59	11.90%	2	4.7500	2.070000
							Retail	10	206,706,319.77	44.89%	2	4.6327	1.632812
New Jersey	1	32,272,909.30	7.01%	3	4.6600	0.590000
							Totals	29	460,449,290.00	100.00%	3	4.7807	1.599823
New York	2	141,895,597.96	30.82%	2	4.5588	1.702581

Ohio	1	2,575,818.35	0.56%	3	5.1185	0.950000

Pennsylvania	1	9,306,917.53	2.02%	4	4.7620	1.970000

Tennessee	1	6,727,091.72	1.46%	3	4.7200	1.290000

Texas	2	8,797,492.46	1.91%	3	4.7044	2.089927

Virginia	1	17,309,140.32	3.76%	4	4.7900	1.470000

Totals	29	460,449,290.00	100.00%	3	4.7807	1.599823

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	82,028,061.63	17.81%	3	5.0325	NAP	Defeased	8	82,028,061.63	17.81%	3	5.0325	NAP
	4.4999% or less	1	5,613,301.91	1.22%	3	4.4800	1.880000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	7	217,546,195.67	47.25%	2	4.5668	1.528394	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	5	90,767,624.28	19.71%	3	4.7668	1.969151	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	7	64,494,106.51	14.01%	3	5.2280	1.467668	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	28	460,449,290.00	100.00%	3	4.7807	1.599823	49 months or greater	20	378,421,228.37	82.19%	3	4.7262	1.628980
								Totals	28	460,449,290.00	100.00%	3	4.7807	1.599823
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	82,028,061.63	17.81%	3	5.0325	NAP	Defeased	8	82,028,061.63	17.81%	3	5.0325	NAP
	60 months or less	20	378,421,228.37	82.19%	3	4.7262	1.628980	Interest Only	2	142,700,000.00	30.99%	2	4.5394	1.750792
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	28	460,449,290.00	100.00%	3	4.7807	1.599823	85 months or greater	18	235,721,228.37	51.19%	3	4.8392	1.555237
								Totals	28	460,449,290.00	100.00%	3	4.7807	1.599823
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	82,028,061.63	17.81%	3	5.0325	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	20	378,421,228.37	82.19%	3	4.7262	1.628980
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 Months or more	0	0.00	0.00%	0	0.0000	0.000000
	Totals	28	460,449,290.00	100.00%	3	4.7807	1.599823
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10087203	RT	Bronx	NY	Actual/360	4.528%	492,420.00	0.00	0.00	N/A	05/06/24	--	135,000,000.00	135,000,000.00	03/06/24
4	10087206	OF	Southfield	MI	Actual/360	4.750%	210,091.66	113,329.69	0.00	N/A	05/06/24	--	54,905,988.28	54,792,658.59	02/06/24
5	10087207	MF	Houston	TX	Actual/360	4.500%	143,262.23	39,520,615.39	0.00	N/A	06/06/24	--	39,520,615.39	0.00	03/06/24
6	10087208	LO	Orange Beach	AL	Actual/360	5.310%	129,018.85	71,114.44	0.00	N/A	06/06/24	--	30,162,208.52	30,091,094.08	03/06/24
8	10087210	OF	Edison	NJ	Actual/360	4.660%	121,371.56	59,311.15	0.00	N/A	06/06/24	--	32,332,220.45	32,272,909.30	03/06/24
10	10087212	IN	Austin	TX	Actual/360	4.850%	94,381.84	59,968.02	0.00	N/A	06/06/24	--	24,157,456.02	24,097,488.00	03/06/24
12	10087214	RT	Deerfield	IL	Actual/360	4.548%	69,094.37	48,106.99	0.00	N/A	07/06/24	--	18,857,277.37	18,809,170.38	03/06/24
13	10086659	IN	Newport News	VA	Actual/360	4.790%	66,955.54	43,097.29	0.00	N/A	07/06/24	--	17,352,237.61	17,309,140.32	03/06/24
18	10087219	MF	Dallas	TX	Actual/360	4.690%	63,921.28	35,179.18	0.00	N/A	05/06/24	--	16,919,094.90	16,883,915.72	03/06/24
20	10087220	HC	Brookings	OR	Actual/360	5.282%	54,207.10	41,974.84	0.00	N/A	06/06/24	--	12,739,791.24	12,697,816.40	03/06/24
21	10087221	Various Honolulu		HI	Actual/360	6.108%	50,005.66	58,395.68	0.00	N/A	07/06/24	--	10,163,063.97	10,104,668.29	03/06/24
22	10087222	RT	Garden Grove	CA	Actual/360	5.146%	54,521.33	27,341.02	0.00	N/A	07/06/24	--	13,153,562.61	13,126,221.59	03/06/24
24	10087224	MH	Carlisle	PA	Actual/360	4.762%	35,835.36	34,802.10	0.00	N/A	07/06/24	--	9,341,719.63	9,306,917.53	03/06/24
25	10087225	MH	Citrus Heights	CA	Actual/360	4.630%	36,702.39	25,030.27	0.00	N/A	06/06/24	--	9,840,514.53	9,815,484.26	03/06/24
26	10087226	MH	Las Vegas	NV	Actual/360	4.992%	35,108.53	8,731,442.84	0.00	N/A	07/06/24	--	8,731,442.84	0.00	03/06/24
27	10087227	LO	Knoxville	TN	Actual/360	4.830%	27,278.23	26,168.82	0.00	N/A	06/06/24	--	7,011,621.89	6,985,453.07	03/06/24
29	10087229	MF	Los Angeles	CA	Actual/360	4.510%	26,291.86	15,305.07	0.00	N/A	06/06/24	--	7,236,845.08	7,221,540.01	03/06/24
30	10087230	RT	Hermitage	TN	Actual/360	4.720%	25,642.48	16,984.45	0.00	N/A	06/06/24	--	6,744,076.17	6,727,091.72	03/06/24
31	10087231	RT	Staten Island	NY	Actual/360	5.162%	28,738.99	15,004.74	0.00	N/A	05/06/24	--	6,910,602.70	6,895,597.96	03/06/24
33	10087233	RT	Costa Mesa	CA	Actual/360	4.740%	29,401.17	0.00	0.00	N/A	05/05/24	--	7,700,000.00	7,700,000.00	03/05/24
35	10087235	RT	Hinesville	GA	Actual/360	4.830%	24,085.26	15,400.76	0.00	N/A	06/06/24	--	6,190,256.53	6,174,855.77	03/06/24
37	10087237	RT	Johnson City	NY	Actual/360	4.700%	22,449.36	15,048.15	0.00	N/A	05/06/24	--	5,929,397.57	5,914,349.42	03/06/24
39	10087239	RT	Dallas	TX	Actual/360	4.480%	20,303.73	12,730.54	0.00	N/A	06/06/24	--	5,626,032.45	5,613,301.91	03/06/24
41	10087241	IN	Las Vegas	NV	Actual/360	5.200%	17,597.12	4,200,903.80	0.00	N/A	06/06/24	--	4,200,903.80	0.00	03/06/24
42	10087242	OF	Miami	FL	Actual/360	5.200%	19,047.01	10,110.78	0.00	N/A	06/06/24	--	4,547,032.67	4,536,921.89	03/06/24
43	10087243	RT	Mobile	AL	Actual/360	5.200%	17,158.46	11,922.38	0.00	N/A	06/06/24	--	4,096,184.47	4,084,262.09	03/06/24
44	10087244	MF	Callaway	FL	Actual/360	4.820%	12,389.90	6,936.00	0.00	N/A	06/06/24	--	3,190,988.07	3,184,052.07	03/06/24
45	10087245	MF	Houston	TX	Actual/360	5.100%	13,109.28	6,708.39	0.00	N/A	06/05/24	--	3,190,898.94	3,184,190.55	03/05/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
46	10086061	MF	Seattle	WA	Actual/360	4.810%	11,079.17	6,254.74	0.00	N/A	05/06/24	--	2,859,344.46	2,853,089.72	03/06/24
47	10087246	RT	Madison	OH	Actual/360	5.119%	10,646.36	6,220.34	0.00	N/A	06/06/24	--	2,582,038.69	2,575,818.35	03/06/24
48	10087247	RT	Logan	OH	Actual/360	5.100%	10,259.78	6,028.71	0.00	N/A	06/05/24	--	2,497,309.72	2,491,281.01	03/05/24
Totals							1,972,375.86	53,241,436.57	0.00				513,690,726.57	460,449,290.00
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	28,555,537.00	23,528,677.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	19,123,664.85	19,790,165.43	01/01/23	12/31/23	--	0.00	0.00	320,112.97	320,112.97	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	4,583,107.66	4,127,234.62	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,451,452.34	1,436,498.01	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1,993,906.52	1,576,878.01	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,855,950.91	1,973,720.27	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,460,161.95	1,011,293.36	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,510,446.75	1,693,976.89	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,210,430.55	1,367,988.34	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	855,666.93	386,938.99	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	678,706.92	720,882.39	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	522,234.92	521,270.46	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	880,788.08	551,182.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	653,961.10	854,148.55	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	822,017.99	594,051.24	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	650,913.69	667,215.30	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	689,574.69	633,147.45	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	837,519.34	897,106.70	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	548,314.92	644,574.55	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	212,671.86	236,690.17	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	69,097,028.97	63,213,640.40				0.00	0.00	320,112.97	320,112.97	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
5	10087207	39,418,641.93	Payoff Prior to Maturity	0.00	0.00
26	10087226	8,710,239.63	Payoff Prior to Maturity	0.00	0.00
41	10087241	4,185,704.34	Payoff Prior to Maturity	0.00	0.00
Totals		52,314,585.90		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	52,314,585.90	4.780748%	4.753633%	3
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	63,598,519.42	4.766422%	4.738644%	4
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,084,666.52	4.761441%	4.733839%	5
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.761374%	4.733821%	6
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.761607%	4.734047%	7
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.761829%	4.734261%	8
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.762058%	4.734483%	9
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.762276%	4.734693%	10
07/17/23	1	2,534,613.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.762492%	4.734902%	11
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.762716%	4.735118%	12
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.762928%	4.735323%	13
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.763148%	4.735536%	14
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	10087206	02/06/24	0	B	320,112.97	320,112.97	0.00	54,905,988.28	02/14/24	13
Totals					320,112.97	320,112.97	0.00	54,905,988.28

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		460,449,290	460,449,290		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-24	460,449,290	460,449,290	0	0	0	0
Feb-24	513,690,727	513,690,727	0	0	0	0
Jan-24	578,260,928	578,260,928	0	0	0	0
Dec-23	581,317,557	581,317,557	0	0	0	0
Nov-23	582,344,225	582,344,225	0	0	0	0
Oct-23	583,307,800	583,307,800	0	0	0	0
Sep-23	584,326,383	584,326,383	0	0	0	0
Aug-23	585,281,639	585,281,639	0	0	0	0
Jul-23	586,232,885	583,698,271	2,534,613	0	0	0
Jun-23	587,239,585	587,239,585	0	0	0	0
May-23	588,182,614	588,182,614	0	0	0	0
Apr-23	589,181,396	589,181,396	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	10087206	54,792,658.59	54,905,988.28	181,000,000.00	03/13/14	18,418,488.43	2.07000	12/31/23	05/06/24	242
Totals		54,792,658.59	54,905,988.28	181,000,000.00		18,418,488.43

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	10087206	OF	MI	02/14/24	13
3/11/2024 Imminent default due to Borrower's inability to pay the loan in full at maturity date (5-6-24).

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	10087221	0.00	6.10800%	0.00	6.10800%	10	04/06/20	04/06/20	04/06/20
21	10087221	0.00	6.10800%	0.00	6.10800%	10	08/31/21	08/31/21	08/31/21
48	10087247	0.00	5.10000%	0.00	5.10000%	8	06/23/22	06/23/22	06/23/22
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	10087211	05/17/18	28,680,210.42	41,650,000.00	36,077,916.43	2,560,553.08	36,077,916.43	33,517,363.35	0.00	0.00	(166.18)	166.18	0.00%
17	10087218	09/17/20	17,975,057.58	12,000,000.00	12,221,299.57	3,631,827.57	11,927,708.78	8,295,881.21	9,679,176.37	0.00	323,871.27	9,355,305.10	47.97%
23	10087223	11/18/19	11,098,227.48	13,100,000.00	1,843,389.88	140,753.10	1,843,389.88	1,702,636.78	9,395,590.70	0.00	740,011.99	8,655,578.71	64.49%
32	10087232	09/17/21	6,899,191.31	3,560,000.00	2,564,443.81	916,571.04	2,564,443.81	1,647,872.77	5,251,318.54	0.00	122,801.50	5,128,517.04	64.10%
34	10087234	05/17/22	6,684,072.22	5,000,000.00	4,902,769.43	1,569,773.84	4,902,769.43	3,332,995.59	3,351,076.63	0.00	205,992.71	3,145,083.92	40.84%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			71,336,759.01	75,310,000.00	57,609,819.12	8,819,478.63	57,316,228.33	48,496,749.70	27,677,162.24	0.00	1,392,511.29	26,284,650.95

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	04/17/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		10/19/20	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/19	0.00	16,296.33	0.00	0.00	0.00	0.00	0.00	0.00
9	10087211	10/18/21	0.00	0.00	166.18	0.00	(1,118.78)	0.00	0.00	0.00	0.00
		05/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	10087218	05/17/23	0.00	0.00	9,355,305.10	0.00	0.00	(11,332.37)	0.00	0.00	9,355,305.10
		04/17/23	0.00	0.00	9,366,637.47	0.00	0.00	(137,948.61)	0.00	0.00
		04/15/22	0.00	0.00	9,504,586.08	0.00	0.00	(1,346.25)	0.00	0.00
		03/17/21	0.00	0.00	9,505,932.33	0.00	0.00	(173,244.04)	0.00	0.00
		09/17/20	0.00	0.00	9,679,176.37	0.00	0.00	9,679,176.37	0.00	0.00
23	10087223	10/17/23	0.00	0.00	8,655,578.71	0.00	0.00	(234.32)	0.00	0.00	8,654,979.98
		09/15/23	0.00	0.00	8,655,813.03	0.00	0.00	(524.98)	0.00	0.00
		08/17/23	0.00	0.00	8,656,338.01	0.00	0.00	234.32	0.00	0.00
		05/17/21	0.00	0.00	8,656,103.69	0.00	0.00	(111,206.13)	0.00	0.00
		10/19/20	0.00	0.00	8,767,309.82	0.00	0.00	(569,006.94)	0.00	0.00
		01/17/20	0.00	0.00	9,336,316.76	0.00	598.73	(59,872.67)	0.00	0.00
		11/18/19	0.00	0.00	9,395,590.70	0.00	0.00	9,395,590.70	0.00	0.00
32	10087232	09/15/23	0.00	0.00	5,128,517.04	0.00	0.00	(1,000.00)	0.00	0.00	5,128,517.04
		05/17/23	0.00	0.00	5,129,517.04	0.00	0.00	(120,152.79)	0.00	0.00
		09/16/22	0.00	0.00	5,249,669.83	0.00	0.00	(1,832.00)	0.00	0.00
		02/17/22	0.00	0.00	5,251,501.83	0.00	0.00	183.29	0.00	0.00
		09/17/21	0.00	0.00	5,251,318.54	0.00	0.00	5,251,318.54	0.00	0.00
34	10087234	05/17/23	0.00	0.00	3,145,083.92	0.00	0.00	(205,992.71)	0.00	0.00	3,145,083.92
		05/17/22	0.00	0.00	3,351,076.63	0.00	0.00	3,351,076.63	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	16,296.35	26,284,650.95	0.00	(520.05)	26,283,886.04	0.00	0.00	26,283,886.04

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	8,007.12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	0.00	0.00	2,452.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	330.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	193.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	168.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	162.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,007.12	0.00	3,307.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		11,314.63

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Supplemental Notes
None

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